EXHIBIT 99.7

CLAYTON WAIVED CONDITIONS SUMMARY

Client Name:
Client Project Name:	SEMT 2024-5
Start - End Dates:	10/27/2021 - 4/15/2024
Deal Loan Count:	227

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER109	Cash Out Amount Exceeds Guidelines	2
Credit	Terms/Guidelines	CRDTER110	Loan amount exceeds guideline maximum	2
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Terms/Guidelines	CRDTER3490	Missing Patriot Act form	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	1
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	1
Credit	Title	CRDTIL865	Title incomplete	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	3
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	5
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	1
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	3
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	2
Credit	Insurance	CRDINSR5351	Insurance Effective date is greater than the transaction date	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	1
Credit	Assets	CRDAST2670	Asset documentation is insufficient per guideline requirements	1
Property Valuations	Appraisal	PRVAAPPR2300	Missing Second Appraisal required per guidelines	1
Property Valuations	Appraisal	PRVAAPPR3116	Missing updated valuation	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3552	TRID - Loan Estimate not timely	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3618	TRID - Corrected CD should have been provided; Change of Product or Product Feature not disclosed at least 3 business days prior to closing	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3626	TRID - CD: Loan consummated before end of waiting period	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3670	TRID - Zero tolerance fee or fees increased at or prior to closing without a valid reason or not timely disclosed; refund required within 60 days of consummation	4
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID5111	TRID - LE delivered only via e-mail but there is no prior e-sign consent in file; by regulation, LE must be treated as not delivered	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID5215	TRID - Seller-paid Fee that should be disclosed in Section H is not disclosed.	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	1
Compliance	Other Federal	CMPOTFD4338	ECOA - Appraisal Disclosure was not provided in a timely manner	1
Compliance	Documentation	CMPDOC2500	Some funds escrowed based on written agreement for completion of improvements to property	1
Compliance	RESPA	CMPRESPA2700	RESPA - List of homeowners counseling organizations not provided w/in 3 days of application	2
Total				43

©2024 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.